Material Accounting Policies Information (Tables)	12 Months Ended
Mar. 31, 2026
Material Accounting Policies Information [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31,	March 31,	March 31,
	2026	2025	2024
HK$ Balance sheet items, except for equity accounts	US$1= HK$7.8400	US$1= HK$7.7799	US$1=HK$7.8259
HK$ Items in the statements of income and cash flows	US$1= HK$7.8038	US$1= HK$7.7930	US$1=HK$7.8247
RMB balance sheet items, except for equity accounts	N/A	N/A	US$1=RMB 7.2203
RMB Items in the statements of income and cash flows	N/A	N/A	US$1=RMB 7.1671